Basis of Preparation - Narrative (Details) - $ / $	Apr. 18, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		20.8557
Abnormally large changes in asset prices or foreign exchange rates
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	19.7175
Increase decrease in foreign currency exchange rate	5.50%